FINANCE RECEIVABLES (Tables)	12 Months Ended
Sep. 30, 2014
Receivables [Abstract]
Schedule of finance receivables
The following table represents finance receivables for the periods presented:

	As of September 30,
	2014	2013
	(dollars in thousands)
Finance Receivables:
Military loans	$263,675	$348,544
Retail installment contracts	4,847	15,654
Gross finance receivables	268,522	364,198

Less:
Net deferred loan fees and merchant discounts	(4,573)	(8,381)
Unearned debt protection fees	(2,682)	(6,119)
Debt protection claims and policy reserves	(2,196)	(3,626)
Total unearned fees	(9,451)	(18,126)

Finance receivables - net of unearned fees	259,071	346,072

Allowance for credit losses	(31,850)	(31,400)

Net finance receivables	$227,221	$314,672

Schedule of changes in the components of allowance for credit losses on finance receivables
The following table sets forth changes in the components of our allowance for credit losses on finance receivables as of the end of the years presented:

	As of and for the Years Ended September 30,
	2014			2013
	Military Loans	Retail Contracts	Total	Military Loans	Retail Contracts	Total
	(dollars in thousands)
Allowance for credit losses:
Balance, beginning of period	$30,058	$1,342	$31,400	$27,457	$1,543	$29,000
Finance receivables charged-off	(37,236)	(2,588)	$(39,824)	(35,562)	(2,353)	(37,915)
Recoveries	4,048	536	$4,584	3,393	498	3,891
Provision	33,667	2,023	$35,690	34,770	1,654	36,424
Balance, end of period	$30,537	$1,313	$31,850	$30,058	$1,342	$31,400

Finance receivables:	263,675	4,847	268,522	348,544	15,654	364,198
Allowance for credit losses	(30,537)	(1,313)	(31,850)	(30,058)	(1,342)	(31,400)
Balance net of allowance	$233,138	$3,534	$236,672	$318,486	$14,312	$332,798

Schedule of the credit quality of the Company's finance receivables
The following reflects the credit quality of the Company’s finance receivables:

	As of and for Years Ending September 30,
	2014	2013
	(dollars in thousands)

Total finance receivables:
Gross balance	$268,522	$364,198
Performing	251,276	351,877
Non-performing	17,246	12,321
Non-performing loans as a percent of gross balance	6.42%	3.38%

Military loans:
Gross balance	$263,675	$348,544
Performing	247,481	337,321
Non-performing	16,194	11,223
Non-performing loans as a percent of gross balance	6.14%	3.22%

Retail installment contracts:
Gross balance	$4,847	$15,654
Performing	3,795	14,556
Non-performing	1,052	1,098
Non-performing loans as a percent of gross balance	21.70%	7.01%

(1) Non-performing loans as of September 30, 2014 were loans with three full payments not received and 90 days contractually past due at September 30, 2014. Non-performing loans as of September 30, 2013 were loans that were 90 days recency past due as of September 30, 2013.

Schedule of age analysis of past due financing receivables
As of September 30, 2014, and 2013 the past due finance receivables, on a recency basis, are as follows:

	Age Analysis of Past Due Financing Receivables
	As of Balance at September 30, 2014
	60-89 Days Past Due	90-180 Days Past Due	Total 60-180 Days Past Due	0-59 Days Past Due	Total Finance Receivables
	(dollars in thousands)
Finance receivables:
Military loans	$4,120	$10,083	$14,203	$249,472	$263,675
Retail installment contracts	145	482	627	4,220	4,847
Total	$4,265	$10,565	$14,830	$253,692	$268,522

	Age Analysis of Past Due Financing Receivables
	As of Balance at September 30, 2013
	60-89 Days Past Due	90-180 Days Past Due	Total 60-180 Days Past Due	0-59 Days Past Due	Total Finance Receivables

	(dollars in thousands)
Finance receivables:
Military loans	$4,403	$11,223	$15,626	$332,918	$348,544
Retail installment contracts	342	1,098	1,440	14,214	15,654
Total	$4,745	$12,321	$17,066	$347,132	$364,198

Summary of activity in the liability for unpaid claims and claim adjustment expenses for debt protection and reinsurance products
Activity in the liability for unpaid claims and claim adjustment expenses for our debt protection and reinsurance products are summarized as follows:

	As of and for the Years ended September 30,
	2014	2013	2012
	(dollars in thousands)

Balance, beginning of year	$3,626	$2,975	$1,759

Claim amount incurred, related to
Prior periods	764	1,408	962
Current period	573	1,818	1,981
Total	1,337	3,226	2,943

Claim amount paid, related to
Prior periods	1,581	1,124	565
Current period	1,186	1,451	1,162
Total	2,767	2,575	1,727

Balance, end of year	$2,196	$3,626	$2,975